Reconciliation of Basic and Diluted Shares Used in Computing Earnings Per Equity Share - Table of Equity Shares Used in Computation of Basic and Diluted Earnings Per Equity Share (Details) - shares	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Weighted Average Shares And Adjusted Weighted Average Shares [Abstract]
Basic earnings per equity share - weighted average number of equity shares outstanding (1)	4,209,546,724	4,242,416,665	4,257,754,522
Effect of dilutive common equivalent shares - share options outstanding	8,978,410	8,315,802	7,389,706
Diluted earnings per equity share - weighted average number of equity shares and common equivalent shares outstanding	4,218,525,134	4,250,732,467	4,265,144,228